Segment and geographic information - Business segments' results (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Net gain on trading	¥ 491,611	¥ 563,269	¥ 368,799
US Client [Member]
Segment Reporting Information [Line Items]
Gains arising from transactions included in Non-interest revenue and Non-interest expense		12,025
Gain (loss) on margin calls prime brokerage transactions			(65,362)
Net gain on trading		9,954	(56,073)
Non-interest expenses - Other		¥ (2,071)	9,289
US Client [Member] | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Gains arising from transactions included in Non-interest revenue and Non-interest expense			14,696
Net gain on trading			12,161
Non-interest expenses - Other			¥ (2,535)